Intangible Assets (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 01, 2021	Jul. 29, 2021	Dec. 15, 2017	Oct. 31, 2016	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Number of common stocks, exchanged during period			52,732,969
Common stock par value			$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Note payable			$ 900,000		$ 1,008,120		$ 1,008,120		$ 874,728	$ 2,106,996
Civil penalty amount		$ 10,000
Short-term loan, amount									40,165
Other income						$ 1,359,208		$ 1,405,520	2,416,357
Red Earth LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Number of common stocks, exchanged during period			52,732,969
Common stock par value			$ 0.001
Note payable			$ 900,000
Red Earth LLC [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Outstanding membership interests acquired percentage			100.00%
Red Earth LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Number of common stocks, exchanged during period			52,732,969
Common stock par value			$ 0.001
Note payable			$ 900,000
Debt Instrument, Interest Rate During Period	12.00%
Debt Instrument, Interest Rate, Increase (Decrease)	18.00%
Short-term loan, amount					$ 112,469		112,469		$ 40,165
Other income							$ 40,000
Red Earth LLC [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Debt Instrument, Periodic Payment	$ 7,500
Red Earth LLC [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Debt Instrument, Periodic Payment	$ 5,000
Red Earth LLC [Member] | Provisional Grow License [Member] | Asset Purchase and Sale Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Agreement amount received from seller				$ 300,000
Payment for deposit				$ 25,000